STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of fair value assumptions
	2014	2013	2012

Expected dividend yield	0%	N/A	0%
Risk-free interest rate	1.74%	N/A	0.43%
Expected volatility	68%	N/A	54%
Expected option life (in years)	5.00	N/A	1.00

Schedule of continuity of the company's stock options
	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)

Outstanding, December 31, 2012	2,820,000	$0.30	2.56

Expired	(360,000)	$0.60

Outstanding, December 31, 2013	2,460,000	$0.26	1.86

Granted	600,000	$0.20
Expired	(510,000)	$0.36

Outstanding, December 31, 2014	2,550,000	$0.22	1.75

Exercisable, December 31, 2014	2,150,000	$0.23	1.27

Schedule of non-vested options and changes
	Number of Options	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2012	780,000	$0.08

Vested	(705,000)	$0.09

Non-vested at December 31, 2013	75,000	$0.001

Granted	600,000	$0.11
Vested	(275,000)	$0.08

Non-vested at December 31, 2014	400,000	$0.11

Schedule of stock options
Number of Options	Exercise Price	Expiry Date
75,000	$0.60	February 28, 2015
75,000	$0.60	November 30, 2015
1,800,000	$0.20	December 29, 2015
600,000	$0.20	April 30, 2019
2,550,000